Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Revenue
Schedule of revenues

	Six Months Ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
Vehicle sales	24,060,941	26,075,419
Parts, accessories and after-sales vehicle services	1,530,276	1,875,522
Provision of power solution	917,666	1,198,506
Others	845,721	1,893,947
Total	27,354,604	31,043,394